Operating Segment Information - Schedule of Information by Segment with Prior Period Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment revenue (Note 5)
Revenue	$ 101,215	$ 80,457	$ 130,914
Unallocated other income	33,632	18,931	22,942
Other segment information
Depreciation and amortization	9,913	6,845	2,623
Operating Segments [Member]
Segment revenue (Note 5)
Segment results	57,146	38,822	105,865
Profit before tax	68,819	55,217	157,697
Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue	48,594	45,387	38,244
Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue	52,621	35,070	92,670
Corporate, Non-Segment [Member]
Segment revenue (Note 5)
Unallocated other income	33,632	18,931	22,942
Unallocated other gain	1,514	24,757	68,797
Unallocated finance costs	(12,742)	(13,425)	(8,199)
Corporate and other unallocated expenses	(10,731)	(13,868)	(31,708)
Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(19,980)	(15,612)	(7,238)
Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(12,111)	(11,956)	(12,208)
Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(9,571)	(6,730)	(1,766)
Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(2,407)	(7,337)	(3,837)
Capital Market Solutions [Member]
Segment revenue (Note 5)
Revenue
Capital Market Solutions [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results			(1,276)
Capital Market Solutions [Member] | Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue
Capital Market Solutions [Member] | Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue
Capital Market Solutions [Member] | Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Capital Market Solutions [Member] | Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue			(1,276)
Capital Market Solutions [Member] | Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Capital Market Solutions [Member] | Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Digital Solutions and Other Services [Member]
Segment revenue (Note 5)
Revenue	2,889	3,396	13,469
Digital Solutions and Other Services [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	2,461	2,624	9,126
Digital Solutions and Other Services [Member] | Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue	2,889	3,396	13,469
Digital Solutions and Other Services [Member] | Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue
Digital Solutions and Other Services [Member] | Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Digital Solutions and Other Services [Member] | Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(428)	(772)	(4,343)
Digital Solutions and Other Services [Member] | Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Digital Solutions and Other Services [Member] | Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Media and Entertainment [Member]
Segment revenue (Note 5)
Revenue	17,740	18,859	14,474
Media and Entertainment [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	162	2,072	3,239
Media and Entertainment [Member] | Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue	17,740	18,859	14,474
Media and Entertainment [Member] | Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue
Media and Entertainment [Member] | Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(8,206)	(7,102)	(3,761)
Media and Entertainment [Member] | Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(6,807)	(7,340)	(6,242)
Media and Entertainment [Member] | Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(538)	(304)	(94)
Media and Entertainment [Member] | Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(2,027)	(2,041)	(1,138)
Hotel Operations, Hospitality and Vip Services [Member]
Segment revenue (Note 5)
Revenue	27,965	23,132	10,301
Hotel Operations, Hospitality and Vip Services [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	1,902	(944)	2,106
Hotel Operations, Hospitality and Vip Services [Member] | Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue	27,965	23,132	10,301
Hotel Operations, Hospitality and Vip Services [Member] | Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue
Hotel Operations, Hospitality and Vip Services [Member] | Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(11,774)	(8,510)	(3,477)
Hotel Operations, Hospitality and Vip Services [Member] | Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(4,876)	(3,844)	(347)
Hotel Operations, Hospitality and Vip Services [Member] | Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(9,033)	(6,426)	(1,672)
Hotel Operations, Hospitality and Vip Services [Member] | Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue	(380)	(5,296)	(2,699)
Strategic Investment [Member]
Segment revenue (Note 5)
Revenue	52,621	35,070	92,670
Strategic Investment [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	52,621	35,070	92,670
Strategic Investment [Member] | Operating Segments [Member] | from contract with customers [Member]
Segment revenue (Note 5)
Revenue
Strategic Investment [Member] | Operating Segments [Member] | others [Member]
Segment revenue (Note 5)
Revenue	52,621	35,070	92,670
Strategic Investment [Member] | Cost of Production and Hotel Operation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Strategic Investment [Member] | Staff Costs [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Strategic Investment [Member] | Depreciation [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue
Strategic Investment [Member] | Other Segment Expenses [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Cost of Revenue